SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENT
23.	SUBSEQUENT EVENT

The Group evaluated events subsequent to the balance sheet date of December 31, 2021 through the date of issuance of the consolidated financial statements. No material recordable or disclosable events or transactions occurred.